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                          JPMORGAN MONEY MARKET FUNDS

                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                      JPMORGAN TAX FREE MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

                               All Share Classes

                         SUPPLEMENT DATED JULY 1, 2002

                  TO THE PROSPECTUSES DATED DECEMBER 21, 2001

U.S. GOVERNMENT MONEY MARKET FUND

The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

     Under normal conditions, the Fund will invest at least 80% of the value of its Assets in:

     - debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

     -    repurchase agreements using these securities as collateral.

     "Assets" means net assets, plus the amount of borrowings for investment purposes.

TREASURY PLUS MONEY MARKET FUND

The first sentence under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

     Under normal conditions, the Fund will invest at least 80% of the value of its Assets in:

     - direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

     -    repurchase agreements using these securities as collateral.

     "Assets" means net assets, plus the amount of borrowings for investment purposes.

TAX FREE MONEY MARKET FUND

The second paragraph under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

     As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum

                                                                  SUP-MMKTPR-602
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     tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The ninth paragraph under the same heading should be deleted in its entirety and replaced by the following:

     The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The first two sentences in the eighth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in their entirety and replaced by the following:

     The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals.

CALIFORNIA TAX FREE MONEY MARKET FUND

The first two paragraphs under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in their entirety and replaced by the following:

     As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest subject to federal and California personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

The eighth paragraph under the same heading should be deleted in its entirety and replaced by the following:

     The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.
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The first two sentences in the ninth paragraph under the heading THE FUND'S MAIN
INVESTMENT RISKS should be deleted in their entirety and replaced by the following:

     The Fund may invest in securities whose interest is subject to federal income taxes, the federal alternative minimum tax on individuals or California personal income taxes.

NEW YORK TAX FREE MONEY MARKET FUND

The first three paragraphs under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in their entirety and replaced by the following:

     As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income taxes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

The eighth paragraph under the same heading should be deleted in its entirety and replaced by the following:

     The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The first two sentences in the eighth paragraph under the heading THE FUND'S MAIN INVESTMENT RISKS should be deleted in their entirety and replaced by the following:

     The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes.